Deferred Initial Public Offering Costs - Schedule of Deferred Initial Public Offering Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Initial Public Offering Costs [Abstract]
Accounting and other fees		$ 84,396
Legal fees		97,292
Total		$ 181,688